Other Financial Liabilities - Summary of Bank Loans by Currency Maturity (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity	$ 1,041,653	$ 336,936
Non-current, Maturity	854,256	1,164,786
Year 2
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	395,935	557,942
Year 3
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	322,594	375,985
Year 4
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	62,083	156,634
Year 5
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	28,548	46,565
More than five years
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	45,096	27,660
Bank Loans [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity	1,041,653	336,937
Non-current, Maturity	854,256	1,164,786
Bank Loans [Member] | One to three months [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity	227,214	143,411
Bank Loans [Member] | Three to twelve months [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity	814,439	193,526
Bank Loans [Member] | Year 2
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	395,935	557,942
Bank Loans [Member] | Year 3
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	322,594	375,985
Bank Loans [Member] | Year 4
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	62,083	156,634
Bank Loans [Member] | Year 5
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	28,548	46,565
Bank Loans [Member] | More than five years
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	$ 45,096	$ 27,660
Bank Loans [Member] | Peru | U.S. Dollar [Member]
Disclosure Of Financial Liabilities [Line Items]
Effective Interest Rate	3.52%	3.34%
Nominal Interest Rate	3.40%	3.23%
Current, Maturity	$ 424	$ 10,124
Non-current, Maturity		$ 422
Bank Loans [Member] | Peru | Peruvian sol [Member]
Disclosure Of Financial Liabilities [Line Items]
Effective Interest Rate	3.78%	5.43%
Nominal Interest Rate	3.75%	5.32%
Current, Maturity	$ 25,892	$ 49,739
Non-current, Maturity	22,192
Bank Loans [Member] | Peru | One to three months [Member] | U.S. Dollar [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity	424	8,859
Bank Loans [Member] | Peru | One to three months [Member] | Peruvian sol [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity	35	22,268
Bank Loans [Member] | Peru | Three to twelve months [Member] | U.S. Dollar [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity		1,265
Bank Loans [Member] | Peru | Three to twelve months [Member] | Peruvian sol [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity	25,857	27,471
Bank Loans [Member] | Peru | Year 2 | U.S. Dollar [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity		$ 422
Bank Loans [Member] | Peru | Year 3 | Peruvian sol [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	$ 22,192
Bank Loans [Member] | Colombia | U.S. Dollar [Member]
Disclosure Of Financial Liabilities [Line Items]
Effective Interest Rate		1.90%
Nominal Interest Rate		1.88%
Current, Maturity		$ 35,414
Bank Loans [Member] | Colombia | Colombian peso [Member]
Disclosure Of Financial Liabilities [Line Items]
Effective Interest Rate	6.28%	7.28%
Nominal Interest Rate	6.12%	7.10%
Current, Maturity	$ 106,586	$ 30,115
Non-current, Maturity	67,285	203,104
Bank Loans [Member] | Colombia | One to three months [Member] | U.S. Dollar [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity		35,414
Bank Loans [Member] | Colombia | One to three months [Member] | Colombian peso [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity	66,549	13,030
Bank Loans [Member] | Colombia | Three to twelve months [Member] | Colombian peso [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity	40,037	17,085
Bank Loans [Member] | Colombia | Year 2 | Colombian peso [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	33,223	88,625
Bank Loans [Member] | Colombia | Year 3 | Colombian peso [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	10,967	64,963
Bank Loans [Member] | Colombia | Year 4 | Colombian peso [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	9,238	15,459
Bank Loans [Member] | Colombia | Year 5 | Colombian peso [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	9,238	13,623
Bank Loans [Member] | Colombia | More than five years | Colombian peso [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	$ 4,619	$ 20,434
Bank Loans [Member] | Brazil | U.S. Dollar [Member]
Disclosure Of Financial Liabilities [Line Items]
Effective Interest Rate	4.54%	3.80%
Nominal Interest Rate	4.53%	3.83%
Current, Maturity	$ 387,078	$ 44,671
Non-current, Maturity	$ 477,511	$ 791,329
Bank Loans [Member] | Brazil | Brazilian Reals [Member]
Disclosure Of Financial Liabilities [Line Items]
Effective Interest Rate	6.22%	11.86%
Nominal Interest Rate	6.07%	10.84%
Current, Maturity	$ 169,285	$ 166,874
Non-current, Maturity	287,268	169,931
Bank Loans [Member] | Brazil | One to three months [Member] | U.S. Dollar [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity	83,974	7,595
Bank Loans [Member] | Brazil | One to three months [Member] | Brazilian Reals [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity	76,231	56,245
Bank Loans [Member] | Brazil | Three to twelve months [Member] | U.S. Dollar [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity	303,104	37,076
Bank Loans [Member] | Brazil | Three to twelve months [Member] | Brazilian Reals [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity	93,054	110,629
Bank Loans [Member] | Brazil | Year 2 | U.S. Dollar [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	271,452	407,459
Bank Loans [Member] | Brazil | Year 2 | Brazilian Reals [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	91,260	61,436
Bank Loans [Member] | Brazil | Year 3 | U.S. Dollar [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	203,283	293,720
Bank Loans [Member] | Brazil | Year 3 | Brazilian Reals [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	86,152	17,302
Bank Loans [Member] | Brazil | Year 4 | U.S. Dollar [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity		53,532
Bank Loans [Member] | Brazil | Year 4 | Brazilian Reals [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	52,845	87,643
Bank Loans [Member] | Brazil | Year 5 | U.S. Dollar [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity		30,856
Bank Loans [Member] | Brazil | Year 5 | Brazilian Reals [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	19,310	2,086
Bank Loans [Member] | Brazil | More than five years | U.S. Dollar [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	2,776	5,762
Bank Loans [Member] | Brazil | More than five years | Brazilian Reals [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	$ 37,701	$ 1,464
Bank Loans [Member] | Chile | U.S. Dollar [Member]
Disclosure Of Financial Liabilities [Line Items]
Effective Interest Rate	4.99%
Nominal Interest Rate	3.36%
Current, Maturity	$ 352,387
Bank Loans [Member] | Chile | Chilean Peso [Member]
Disclosure Of Financial Liabilities [Line Items]
Effective Interest Rate	6.00%
Nominal Interest Rate	6.00%
Current, Maturity	$ 1
Bank Loans [Member] | Chile | One to three months [Member] | Chilean Peso [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity	1
Bank Loans [Member] | Chile | Three to twelve months [Member] | U.S. Dollar [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity	$ 352,387